INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 124,274
Ending balance	138,725	$ 124,274
License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	97,273
Ending balance	96,130	97,273
Customer lists | Polyair
Changes in intangible assets other than goodwill [abstract]
Beginning balance	59,600
Ending balance	54,900	59,600
Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	6,123
Ending balance	7,415	6,123
Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	16,163
Ending balance	31,039	16,163
Patents/ Trademarks/Trade names | Patents/Trademarks/Trade Names with Indefinite Useful Life
Changes in intangible assets other than goodwill [abstract]
Beginning balance	16,100
Ending balance	22,900	16,100
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	4,715
Ending balance	4,141	4,715
Software Licenses
Changes in intangible assets other than goodwill [abstract]
Additions – separately acquired	100	400
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Beginning balance	160,119	137,392
Additions – separately acquired	6,771	1,881
Additions through business acquisitions	21,651	21,519
Disposals	2,419	421
Foreign exchange and other	(525)	(252)
Ending balance	185,597	160,119
Gross carrying amount | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	190	190
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Disposals	75	0
Foreign exchange and other	0	0
Ending balance	115	190
Gross carrying amount | Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	123,752	105,497
Additions – separately acquired	0	0
Additions through business acquisitions	8,343	18,462
Disposals	2,344	0
Foreign exchange and other	(296)	(207)
Ending balance	129,455	123,752
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	10,078	8,618
Additions – separately acquired	3,268	1,881
Additions through business acquisitions	30	0
Disposals	0	421
Foreign exchange and other	(20)	0
Ending balance	13,356	10,078
Gross carrying amount | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	16,804	15,053
Additions – separately acquired	3,503	0
Additions through business acquisitions	12,152	1,616
Disposals	0	0
Foreign exchange and other	(87)	135
Ending balance	32,372	16,804
Gross carrying amount | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	9,295	8,034
Additions – separately acquired	0	0
Additions through business acquisitions	1,126	1,441
Disposals	0	0
Foreign exchange and other	(122)	(180)
Ending balance	10,299	9,295
Accumulated depreciation and impairments
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(35,845)	(22,343)
Disposals	(2,419)	(371)
Foreign exchange and other	230	101
Amortization	13,676	13,603
Impairments		371
Ending balance	(46,872)	(35,845)
Accumulated depreciation and impairments | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(190)	(190)
Disposals	(75)	0
Foreign exchange and other	0	0
Amortization	0	0
Impairments		0
Ending balance	(115)	(190)
Accumulated depreciation and impairments | Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(26,479)	(16,122)
Disposals	(2,344)	0
Foreign exchange and other	141	49
Amortization	9,331	10,406
Impairments		0
Ending balance	(33,325)	(26,479)
Accumulated depreciation and impairments | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,955)	(2,506)
Disposals	0	(371)
Foreign exchange and other	(4)	0
Amortization	1,982	1,449
Impairments		371
Ending balance	(5,941)	(3,955)
Accumulated depreciation and impairments | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(641)	(382)
Disposals	0	0
Foreign exchange and other	14	(2)
Amortization	706	257
Impairments		0
Ending balance	(1,333)	(641)
Accumulated depreciation and impairments | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(4,580)	(3,143)
Disposals	0	0
Foreign exchange and other	79	54
Amortization	1,657	1,491
Impairments		0
Ending balance	$ (6,158)	$ (4,580)